Taxation - Reconciliation Of Statutory Tax Rate And Effective Tax Rate (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Statutory tax	$ 148	$ (2,655)
Changes in valuation allowance		1,712
Other adjustments
Withholding tax		56
Effective Tax Rate		$ 1,242	$ 276	$ 118
Tax Jurisdiction of Domicile [Extensible Enumeration]		Singapore	Mainland China	Mainland China
Percentage
Statutory tax		17.00%	25.00%	25.00%
Foreign Tax Effects			(12.49%)	(10.97%)
Changes in valuation allowance		(11.00%)	(12.29%)	(12.39%)
Impact of preferential tax rates			0.01%	0.16%
Effect on tax holiday			0.00%	0.00%
Nontaxable or nondeductible items
Permanent book-tax differences-non-deductible expenses			(1.53%)	(1.91%)
Other adjustments
Withholding tax		(0.40%)	2.62%
Prior true - ups adjustment				0.55%
Change in unrecognized tax benefits				(1.23%)
Effective tax rate		(8.00%)	(3.92%)	(0.79%)
Mainland China
Amount
Foreign Tax Effects		$ 501
Percentage
Foreign Tax Effects		(3.20%)
Hong Kong
Amount
Foreign Tax Effects		$ 252
Percentage
Foreign Tax Effects		(1.60%)
Thailand
Amount
Foreign Tax Effects		$ 41
Percentage
Statutory tax		20.00%
Foreign Tax Effects		(0.30%)
Saudi Arabia
Amount
Foreign Tax Effects		$ (14)
Percentage
Statutory tax		20.00%
Foreign Tax Effects		0.10%
Other foreign jurisdictions
Amount
Foreign Tax Effects		$ 1,349
Percentage
Foreign Tax Effects		(8.60%)